Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Interest and dividend income (Note 3)
Loans	$ 21,654	$ 23,420
Securities	4,877	6,488
Assets purchased under reverse repurchase agreements and securities borrowed	1,309	4,668
Deposits and other	305	307
Interest income	28,145	34,883
Interest expense (Note 3)
Deposits and other	5,448	8,783
Other liabilities	2,516	4,985
Subordinated debentures	179	280
Interest expense	8,143	14,048
Net interest income	20,002	20,835
Non-interest income
Insurance premiums, investment and fee income (Note 14)	5,600	5,361
Trading revenue	1,183	1,239
Investment management and custodial fees	7,132	6,101
Mutual fund revenue	4,251	3,712
Securities brokerage commissions	1,538	1,439
Service charges	1,858	1,842
Underwriting and other advisory fees	2,692	2,319
Foreign exchange revenue, other than trading	1,066	1,012
Card service revenue	1,078	969
Credit fees	1,530	1,321
Net gains on investment securities	145	90
Share of profit in joint ventures and associates (Note 11)	130	77
Other	1,488	864
Non-interest income	29,691	26,346
Total revenue	49,693	47,181
Provision for credit losses (Notes 4 and 5)	(753)	4,351
Insurance policyholder benefits, claims and acquisition expense (Note 14)	3,891	3,683
Non-interest expense
Human resources (Note 16 and 20)	16,539	15,252
Equipment	1,986	1,907
Occupancy	1,584	1,660
Communications	931	989
Professional fees	1,351	1,330
Amortization of other intangibles (Note 10)	1,287	1,273
Other	2,246	2,347
Non-interest expense	25,924	24,758
Income before income taxes	20,631	14,389
Income taxes (Note 21)	4,581	2,952
Net income	16,050	11,437
Net income attributable to:
Shareholders	16,038	11,432
Non-controlling interests	12	5
Net income	$ 16,050	$ 11,437
Basic earnings per share (in dollars) (Note 22)	$ 11.08	$ 7.84
Diluted earnings per share (in dollars) (Note 22)	11.06	7.82
Dividends per common share (in dollars)	$ 4.32	$ 4.29